Additional information - Financial Statement Schedule I - Reconciliations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IFRS loss reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	£ (32,124)	£ (61,478)	£ (15,003)
Loss for the year	(33,023)	(113,159)	(28,678)
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(287,504)	(256,603)	(189,807)
IFRS equity	193,733	144,890	103,950	£ 127,508
Parent
IFRS loss reconciliation:
Loss for the year	(899)	(51,681)	(13,675)
IFRS equity reconciliation:
IFRS equity	£ 481,237	£ 401,493	£ 293,757	£ 305,679